INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2018
INTANGIBLE ASSETS
Schedule of intangible assets

Patents
Patents, at cost	—	36,662,592
Less: accumulated amortization	—	(32,950,533)
Less: impairment losses	—	(3,712,059)
Total net patents	—	—
Other intangible assets
Assets associated with BREVAGenTM breast cancer risk test, at cost	—	1,033,273
Less: accumulated amortization	—	(568,300)
Less: impairment losses	—	(464,973)
Total net other intangible assets	—	—
Total net intangible assets	—	—

Reconciliation of patents
Opening net carrying amount	—	91,840
Less: amortization expense charged (refer below)	—	(12,119)
Less: impairment expense	—	(79,721)

Total net patents	—	—

Reconciliation of other intangible assets
Opening net carrying amount	—	516,637
Less: amortization expense charged (refer below)	—	(51,664)
Less: impairment expense	—

Total net other intangible assets	—	(464,973)